Financial Instruments and Risk Management - Schedule of Assets (Liabilities) Measured at Fair Value on Non-Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - Fair Value, Inputs, Level 3 [Member]
$ in Millions
12 Months Ended
Dec. 31, 2015 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance	$ 0
Assets held for sale	1
Ending balance	1
Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	$ 0